Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Mortgages	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Changes in interest rates payables basis points	100 basis points
Number of mortgage | Mortgages	2
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	€ 51,400,000
Nominal value	52,000,000		€ 54,300,000	€ 55,200,000
Financial liability	51,382,000
Financial leases [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	54,100,000
Financial liability	50,374,000
Senior note [member]
Disclosure of detailed information about financial instruments [line items]
Market price	102.641
Fair value	1,231,700,000
Nominal value	€ 1,200,000,000
6.00% senior secured notes due 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Market price			103.552	105.045
Fair value			647,000,000	657,000,000
Nominal value			625,000,000	625,000,000
Variable-rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate of EURIBOR plus an individual margin	240 to 280 basis points
Variable interest rate	EURIBOR
Interest rate	75.00%	75.00%
Term of mortgage secured loan outstanding	Ten years
Deferred revenue [member]
Disclosure of detailed information about financial instruments [line items]
Credit exposure limit on trade receivables	€ 71,500,000		€ 80,800,000	€ 70,300,000
Level 3 [member] | Other investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	€ 7,906,000	$ 7.5
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Strengthening percentage against currencies	10.00%
weakening percentage against currencies	10.00%
Credit risk [member] | Financial Assets Balance [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance exposed to credit risk	48.00%
Credit exposure	€ 356,100,000
Credit risk [member] | Customer Balance [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance exposed to credit risk	11.00%